Investment Strategy	Oct. 30, 2026
VistaShares Shield(TM) International Enhanced Protection ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following disclosure changes apply only to the VistaShares Shield International Enhanced Protection ETF and the VistaShares Shield Emerging Markets Enhanced Protection ETF. Each of the revisions below shall be effective immediately.

For each Fund, the first two sentences under the heading “Principal Investment Strategies” in its Summary Prospectus and Fund Summary in the Prospectus are amended and restated as follows:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of the Underlying ETF (as defined below), while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure to shares of the Underlying ETF using call options that seek to provide limited participation in increases and decreases in the market price of those shares.

For the VistaShares Shield International Enhanced Protection ETF, the paragraph beginning “Under normal market conditions” under the heading “Principal Investment Strategies” is amended and restated as follows:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide broad-based exposure to equity securities of companies in developed markets outside the United States and Canada, including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure through the iShares MSCI EAFE ETF (“EFA”). The Sub-Adviser selects the Underlying ETF based on its ability to provide exposure to the developed international equity markets and may select a different Underlying ETF over time if it determines that a different ETF would provide substantially similar exposure to such markets and would be appropriate for implementing the Fund’s options strategy.

For each Fund, the first paragraph under the heading “Options Overlay Strategy” within “Principal Investment Strategies” and, solely with respect to the Funds, the first paragraph under “Additional Information About the Funds - Principal Investment Strategies - Exchange Traded Options” are supplemented by the addition of the following:

The Fund’s options reference shares of the Underlying ETF, rather than an index. The Fund does not seek to replicate the performance of any index.

For the VistaShares Shield International Enhanced Protection ETF, the heading “Index Overview” and the descriptive paragraph immediately following that heading under “Principal Investment Strategies” are amended and restated as follows:

Underlying ETF Overview

EFA is an exchange-traded fund advised by BlackRock Fund Advisors that provides exposure to large- and mid-capitalization equity securities in developed markets outside the United States and Canada. EFA follows a passive investment strategy that seeks investment results, before fees and expenses, corresponding generally to the performance of a benchmark index of those securities. EFA uses representative sampling to build a portfolio with investment characteristics similar to those of that the benchmark, but may not hold every security included in the benchmark. The Fund’s exposure to EFA, including through the options strategy described above, is based on the market price of EFA shares, rather than the calculated level of an index.

For each Fund, the paragraph beginning “None of the Fund, the Trust, the Adviser, the Sub-Adviser” and the statement beginning “THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH” under “Principal Investment Strategies” are amended and restated as follows:

BlackRock Fund Advisors serves as the investment adviser to the Underlying ETF and has no role in selecting or managing the Fund’s investments or implementing the Fund’s options strategy. The Fund’s investment decisions are made by the Adviser and Sub-Adviser. References to the Underlying ETF’s and related third-party’s names and trademarks are used solely to identify and describe the Underlying ETF and the Fund’s investment exposure. Those trademarks are the property of their respective owners.

THE FUND, THE TRUST, THE ADVISER, AND THE SUB-ADVISER ARE NOT AFFILIATED, CONNECTED, OR ASSOCIATED WITH BLACKROCK, INC., BLACKROCK FUND ADVISORS, ISHARES TRUST, ISHARES, INC., MSCI INC. OR THEIR RESPECTIVE AFFILIATES. NONE OF THOSE ENTITIES SPONSORS, ENDORSES, PROMOTES, OR APPROVES THE FUND, AND NONE DEVELOPED OR CREATED THE FUND, OR PARTICPATES IN THE FUND’S INVESTMENT DECISIONS, PORTFOLIO MANAGEMENT, OR THE IMPLEMENTATION OF ITS OPTIONS STRATEGY.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide broad-based exposure to equity securities of companies in developed markets outside the United States and Canada, including investments that reference an underlying exchange-traded fund (the “Underlying ETF”).
VistaShares Shield(TM) Emerging Markets Enhanced Protection ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following disclosure changes apply only to the VistaShares Shield International Enhanced Protection ETF and the VistaShares Shield Emerging Markets Enhanced Protection ETF. Each of the revisions below shall be effective immediately.

For each Fund, the first two sentences under the heading “Principal Investment Strategies” in its Summary Prospectus and Fund Summary in the Prospectus are amended and restated as follows:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of the Underlying ETF (as defined below), while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure to shares of the Underlying ETF using call options that seek to provide limited participation in increases and decreases in the market price of those shares.

For the VistaShares Shield Emerging Markets Enhanced Protection ETF, the entire paragraph setting forth the Fund’s 80% investment policy under the heading “Principal Investment Strategies,” including the accompanying sentences describing how the Index defines emerging-market countries and how the Index provider classifies markets, is deleted in its entirety and replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide broad-based exposure to equity securities of companies in emerging-market countries, including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). For purposes of this policy, the Fund treats as emerging-market countries those treated as such in the Underlying ETF’s disclosed investment strategy at the time of investment. Initially, the Fund expects to obtain such exposure through the iShares MSCI Emerging Markets ETF (“EEM”). The Sub-Adviser selects the Underlying ETF based on its ability to provide exposure to the emerging equity markets and may select a different Underlying ETF over time if it determines that a different ETF would provide substantially similar exposure to such markets and would be appropriate for implementing the Fund’s options strategy.

For each Fund, the first paragraph under the heading “Options Overlay Strategy” within “Principal Investment Strategies” and, solely with respect to the Funds, the first paragraph under “Additional Information About the Funds - Principal Investment Strategies - Exchange Traded Options” are supplemented by the addition of the following:

The Fund’s options reference shares of the Underlying ETF, rather than an index. The Fund does not seek to replicate the performance of any index.

For the VistaShares Shield Emerging Markets Enhanced Protection ETF, the heading “Index Overview” and the descriptive paragraph immediately following that heading under “Principal Investment Strategies” are amended and restated as follows:

Underlying ETF Overview

EEM is an exchange-traded fund advised by BlackRock Fund Advisors that provides exposure to large- and mid-capitalization equity securities in emerging markets. EEM follows a passive investment strategy that seeks investment results, before fees and expenses, corresponding generally to the performance of a benchmark index of those securities. EEM uses representative sampling to build a portfolio with investment characteristics similar to those of the benchmark, but may not hold every security included in the benchmark. The Fund’s exposure to EEM, including through the options strategy described above, is based on the market price of EEM shares, rather than the calculated level of an index.

For each Fund, the paragraph beginning “None of the Fund, the Trust, the Adviser, the Sub-Adviser” and the statement beginning “THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH” under “Principal Investment Strategies” are amended and restated as follows:

BlackRock Fund Advisors serves as the investment adviser to the Underlying ETF and has no role in selecting or managing the Fund’s investments or implementing the Fund’s options strategy. The Fund’s investment decisions are made by the Adviser and Sub-Adviser. References to the Underlying ETF’s and related third-party’s names and trademarks are used solely to identify and describe the Underlying ETF and the Fund’s investment exposure. Those trademarks are the property of their respective owners.

THE FUND, THE TRUST, THE ADVISER, AND THE SUB-ADVISER ARE NOT AFFILIATED, CONNECTED, OR ASSOCIATED WITH BLACKROCK, INC., BLACKROCK FUND ADVISORS, ISHARES TRUST, ISHARES, INC., MSCI INC. OR THEIR RESPECTIVE AFFILIATES. NONE OF THOSE ENTITIES SPONSORS, ENDORSES, PROMOTES, OR APPROVES THE FUND, AND NONE DEVELOPED OR CREATED THE FUND, OR PARTICPATES IN THE FUND’S INVESTMENT DECISIONS, PORTFOLIO MANAGEMENT, OR THE IMPLEMENTATION OF ITS OPTIONS STRATEGY.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide broad-based exposure to equity securities of companies in emerging-market countries, including investments that reference an underlying exchange-traded fund (the “Underlying ETF”).